INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2014
Investments In Operating Partnerships [Abstract]
Equity Method Investments Disclosure [Text Block]
NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2014 and 2013, the fund has limited partnership interests in operating limited partnerships, which own or are constructing or rehabilitating operating apartment complexes. The number of operating limited partnerships in which the fund has limited partnership interests at March 31, 2014 and 2013 by series are as follows:

	2014	2013

Series 20	8	11
Series 21	4	5
Series 22	8	10
Series 23	11	11
Series 24	7	13
Series 25	6	7
Series 26	24	31
Series 27	10	13
Series 28	19	20
Series 29	17	21
Series 30	16	16
Series 31	22	25
Series 32	14	15
Series 33	8	8
Series 34	12	13
Series 35	10	10
Series 36	9	9
Series 37	7	7
Series 38	10	10
Series 39	9	9
Series 40	16	16
Series 41	19	20
Series 42	21	21
Series 43	23	23
Series 44	8	10
Series 45	28	30
Series 46	15	15

	361	399

During the year ended March 31, 2014 the Fund disposed of thirty eight Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2014 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition *	Gain on Disposition
Series 20	3	-	$722,000	$722,000
Series 21	1	-	79,000	79,000
Series 22	2	-	-	-
Series 24	3	3	1,630,062	1,630,062
Series 25	1	-	618,889	-
Series 26	1	6	2,801,657	2,801,657
Series 27	2	1	2,508,394	2,508,394
Series 28	1	-	939,495	939,495
Series 29	2	2	342,694	344,656
Series 31	3	-	624,556	624,556
Series 32	1	-	3,428	3,428
Series 34	1	-	176,333	176,333
Series 41	1	-	52,000	52,000
Series 44	-	2	-	-
Series 45	1	1	1,044	1,044

Total	23	15	$10,499,552	$9,882,625

* Fund proceeds from disposition include $618,889 recorded as a receivable as of March 31, 2013, for Series 25. Proceeds from disposition does not include $1,962 which was due to a writeoff of capital contribution payable for Series 29.

During the year ended March 31, 2013 the Fund disposed of forty six Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2013 is as follows.

	Operating Partnership Interest Transferred	Sale of Underlying Operating Partnership	Partnership Proceeds from Disposition *	Gain on Disposition
Series 20	1	-	$6,402	$6,402
Series 21	1	-	-	-
Series 22	8	2	318,670	318,670
Series 23	4	-	82,930	82,930
Series 24	3	2	1,793,701	1,793,701
Series 25	2	2	2,477,731	3,096,620
Series 26	7	1	2,007,273	2,007,273
Series 27	1	1	582,228	582,228
Series 28	4	-	53,550	53,550
Series 30	1	-	72,943	72,943
Series 31	1	-	48,230	48,230
Series 32	-	-	1,449	1,449
Series 34	1	-	-	-
Series 35	1	-	52,500	52,500
Series 36	1	1	1,242,272	1,242,272
Series 42	1	-	-	-
Series 45	-	-	442	442

Total	37	9	$8,740,321	$9,359,210

* Fund proceeds from disposition does not include $618,889 recorded as a receivable as of March 31, 2013 for Series 25.

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction or operations. At March 31, 2014 and 2013, contributions are payable to operating limited partnerships as follows:

	2014	2013

Series 20	$-	$-
Series 21	-	-
Series 22	9,352	9,352
Series 23	-	-
Series 24	-	-
Series 25	-	-
Series 26	1,293	1,293
Series 27	10,020	10,020
Series 28	40,968	40,968
Series 29	8,235	10,197
Series 30	127,396	127,396
Series 31	66,294	66,294
Series 32	3,486	173,561
Series 33	69,154	69,154
Series 34	-	-
Series 35	-	-
Series 36	-	-
Series 37	138,438	138,438
Series 38	-	-
Series 39	-	-
Series 40	102	102
Series 41	100	100
Series 42	73,433	73,433
Series 43	99,265	121,112
Series 44	-	252,864
Series 45	16,724	16,724
Series 46	-	-

	$664,260	$1,111,008

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$435,973,036	$5,333,121	$3,570,455

Acquisition costs of operating limited partnerships	25,929,137	719,243	590,143

Cumulative distributions from operating limited partnerships	(3,187,008)	(26,017)	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(216,038,394)	(1,333,677)	(118,301)

Cumulative losses from operating limited partnerships	(237,348,070)	(4,692,670)	(4,019,856)

Investments in operating limited partnerships per balance sheet	5,328,701	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(2,570,666)	-	-

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,142,502)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,117,450	90,622	221,074

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(87,884,506)	(3,054,043)	(2,584,152)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,300,991	6,576	-

Cumulative impairment loss in investments in operating limited partnerships	216,038,394	1,333,677	118,301

Other	(2,313,297)	(41,692)	(170,410)

Equity per operating limited partnerships’ combined financial statements	$126,874,565	$(1,664,860)	$(2,415,187)

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$3,854,180	$10,391,895	$4,404,391

Acquisition costs of operating limited partnerships	455,092	1,552,411	562,541

Cumulative distributions from operating limited partnerships	-	-	(34,932)

Cumulative impairment loss in investments in operating limited partnerships	(1,618,823)	(6,353,837)	(1,636,215)

Cumulative losses from operating limited partnerships	(2,690,449)	(5,590,469)	(3,295,785)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(384,587)	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(157,772)	(62,597)	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	25,824	54,934	841

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,708,122)	(2,436,164)	(2,148,403)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	34,901	6,688

Cumulative impairment loss in investments in operating limited partnerships	1,618,823	6,353,837	1,636,215

Other	(86,354)	(112,531)	128,312

Equity per operating limited partnerships’ combined financial statements	$(692,188)	$3,820,799	$(498,053)

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$3,805,566	$11,884,296	$10,048,578

Acquisition costs of operating limited partnerships	508,635	1,664,905	1,450,069

Cumulative distributions from operating limited partnerships	(69,547)	(69,380)	(14,167)

Cumulative impairment loss in investments in operating limited partnerships	(3,245,521)	(4,338,427)	(4,558,902)

Cumulative losses from operating limited partnerships	(999,133)	(9,141,394)	(6,925,578)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	-	(70,440)	(286,388)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(59,837)	(449,204)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239	114,788	204,661

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(467,648)	(5,296,972)	(1,965,626)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	187,072	-

Cumulative impairment loss in investments in operating limited partnerships	3,245,521	4,338,427	4,558,902

Other	(66,326)	(105,757)	(276,370)

Equity per operating limited partnerships’ combined financial statements	$2,742,786	$(892,719)	$1,785,975

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$23,441,799	$20,972,330	$13,904,236

Acquisition costs of operating limited partnerships	3,437,921	3,024,114	1,439,788

Cumulative distributions from operating limited partnerships	(553,358)	(20,179)	(53,204)

Cumulative impairment loss in investments in operating limited partnerships	(16,476,882)	(5,875,856)	(6,613,997)

Cumulative losses from operating limited partnerships	(9,849,480)	(18,100,409)	(8,676,823)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(233,630)	(83,498)	(135,225)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	79,180	204,728	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,221,023)	(7,179,789)	(3,318,142)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284	7,039	7,712

Cumulative impairment loss in investments in operating limited partnerships	16,476,882	5,875,856	6,613,997

Other	(563,831)	(91,528)	1,847

Equity per operating limited partnerships’ combined financial statements	$10,988,809	$(1,863,320)	$2,934,488

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,008,435	$29,433,847	$14,744,596

Acquisition costs of operating limited partnerships	3,165,164	3,834,299	1,349,820

Cumulative distributions from operating limited partnerships	(31,404)	(101,211)	(30,285)

Cumulative impairment loss in investments in operating limited partnerships	(11,182,057)	(14,763,087)	(9,162,728)

Cumulative losses from operating limited partnerships	(13,960,138)	(18,403,848)	(6,901,403)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(47,462)	(172,318)	(179,468)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	89,559	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,965,109)	(6,317,426)	(2,659,844)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	30,562	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	11,182,057	14,763,087	9,162,728

Other	(342,863)	322,700	(42,784)

Equity per operating limited partnerships’ combined financial statements	$2,869,144	$7,350,065	$6,123,123

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,921,365	$20,689,083	$13,848,639

Acquisition costs of operating limited partnerships	2,174,992	-	-

Cumulative distributions from operating limited partnerships	(20,308)	(30,252)	(116,200)

Cumulative impairment loss in investments in operating limited partnerships	(10,625,803)	(11,273,719)	(7,246,265)

Cumulative losses from operating limited partnerships	(14,450,246)	(9,385,112)	(6,486,174)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(38,698)	-	(14,791)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,821,899)	(3,511,421)	(1,659,966)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	10,625,803	11,273,719	7,246,265

Other	(274,264)	7,538	(99,055)

Equity per operating limited partnerships’ combined financial statements	$4,201,872	$7,847,853	$5,473,823

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$18,424,489	$18,852,167	$16,699,847

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(202,524)	(531,129)	(224,758)

Cumulative impairment loss in investments in operating limited partnerships	(7,792,558)	(10,527,541)	(7,438,510)

Cumulative losses from operating limited partnerships	(10,429,407)	(7,793,497)	(9,036,579)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,441,485)	(3,627,297)	(3,876,967)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810	59,461	279,219

Cumulative impairment loss in investments in operating limited partnerships	7,792,558	10,527,541	7,438,510

Other	(57,600)	(328,344)	(82,953)

Equity per operating limited partnerships’ combined financial statements	$1,441,918	$6,631,361	$3,757,809

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,336,992	$17,319,216	$19,690,646

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(53,094)	(58,012)	(111,750)

Cumulative impairment loss in investments in operating limited partnerships	(10,639,800)	(7,005,127)	(10,428,111)

Cumulative losses from operating limited partnerships	(8,644,098)	(10,256,077)	(9,150,785)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(25,172)	(33,807)	(409,845)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,365,798)	(2,219,955)	(2,319,513)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	10,639,800	7,005,127	10,428,111

Other	(171,079)	(230,969)	194,228

Equity per operating limited partnerships’ combined financial statements	$9,156,562	$4,521,445	$7,912,993

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,617,048	$15,745,838	$25,706,915

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(337,804)	(49,763)	(305,087)

Cumulative impairment loss in investments in operating limited partnerships	(13,050,566)	(6,453,489)	(14,657,544)

Cumulative losses from operating limited partnerships	(13,050,348)	(9,242,586)	(8,739,792)

Investments in operating limited partnerships per balance sheet	178,330	-	2,004,492

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(121,319)	-	(129,725)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,380,028)	(3,122,647)	(194,482)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	-	23,309

Cumulative impairment loss in investments in operating limited partnerships	13,050,566	6,453,489	14,657,544

Other	243,042	(40,728)	(11,108)

Equity per operating limited partnerships’ combined financial statements	$10,970,591	$3,290,114	$16,350,030

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(120,202)

Cumulative impairment loss in investments in operating limited partnerships	(11,621,051)

Cumulative losses from operating limited partnerships	(7,435,934)

Investments in operating limited partnerships per balance sheet	3,145,879

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(20,585)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	11,621,051

Other	(14,418)

Equity per operating limited partnerships’ combined financial statements	$14,729,332

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$468,450,655	$6,699,980	$3,762,893

Acquisition costs of operating limited partnerships	29,435,629	861,676	602,529

Cumulative distributions from operating limited partnerships	(3,169,469)	(33,517)	(22,441)

Cumulative impairment loss in investments in operating limited partnerships	(226,099,776)	(1,648,785)	(118,301)

Cumulative losses from operating limited partnerships	(255,011,101)	(5,879,354)	(4,224,680)

Investments in operating limited partnerships per balance sheet	13,605,938	-	-

	Total	Series 20	Series 21

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(3,160,003)	-	-

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(4,063,046)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	1,326,821	86,256	219,339

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(83,929,078)	(2,747,749)	(2,799,954)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	1,326,492	7,898	-

Cumulative impairment loss in investments in operating limited partnerships	226,099,776	1,648,785	118,301

Other	(2,557,875)	(20,933)	(164,829)

Equity per operating limited partnerships’ combined financial statements	$148,649,025	$(1,025,743)	$(2,627,143)

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$4,561,122	$10,391,895	$6,663,058

Acquisition costs of operating limited partnerships	556,775	1,552,411	867,087

Cumulative distributions from operating limited partnerships	(2,987)	-	(34,932)

Cumulative impairment loss in investments in operating limited partnerships	(1,725,087)	(6,344,121)	(2,395,773)

Cumulative losses from operating limited partnerships	(3,389,823)	(5,600,185)	(5,099,440)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 22	Series 23	Series 24

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(481,359)	(11,581)	(30,158)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(157,772)	(62,597)	(91,548)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	25,824	54,934	37,933

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,729,559)	(2,074,441)	(3,181,496)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	34,901	23,202

Cumulative impairment loss in investments in operating limited partnerships	1,725,087	6,344,121	2,395,773

Other	(136,248)	(112,529)	138,307

Equity per operating limited partnerships’ combined financial statements	$(1,754,027)	$4,172,808	$(707,987)

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$3,949,669	$15,248,303	$13,173,497

Acquisition costs of operating limited partnerships	530,964	2,125,402	1,913,345

Cumulative distributions from operating limited partnerships	(69,547)	(69,380)	(52,749)

Cumulative impairment loss in investments in operating limited partnerships	(3,403,453)	(5,322,693)	(6,453,941)

Cumulative losses from operating limited partnerships	(1,007,633)	(11,981,632)	(8,580,152)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 25	Series 26	Series 27

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	-	(70,440)	(286,388)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(59,837)	(369,748)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,239	114,788	266,164

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(476,326)	(6,192,769)	(2,149,024)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	187,072	-

Cumulative impairment loss in investments in operating limited partnerships	3,403,453	5,322,693	6,453,941

Other	(55,777)	(95,517)	(217,897)

Equity per operating limited partnerships’ combined financial statements	$2,902,589	$(794,010)	$3,697,048

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$25,336,641	$28,419,361	$13,904,236

Acquisition costs of operating limited partnerships	3,716,071	4,100,111	1,439,788

Cumulative distributions from operating limited partnerships	(553,380)	(26,816)	(53,204)

Cumulative impairment loss in investments in operating limited partnerships	(16,711,233)	(10,932,738)	(6,609,159)

Cumulative losses from operating limited partnerships	(11,788,099)	(21,559,918)	(8,681,661)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 28	Series 29	Series 30

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(233,630)	(158,645)	(135,225)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(665,053)	(596,128)	(235,701)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	99,756	265,241	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,317,018)	(7,193,417)	(2,714,894)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	116,284	7,039	7,712

Cumulative impairment loss in investments in operating limited partnerships	16,711,233	10,932,738	6,609,159

Other	(436,019)	(104,030)	5,620

Equity per operating limited partnerships’ combined financial statements	$12,275,553	$3,152,798	$3,536,671

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$25,644,054	$29,567,115	$14,744,596

Acquisition costs of operating limited partnerships	3,688,096	3,834,299	1,349,820

Cumulative distributions from operating limited partnerships	(66,005)	(101,211)	(30,285)

Cumulative impairment loss in investments in operating limited partnerships	(14,021,758)	(14,759,194)	(9,101,023)

Cumulative losses from operating limited partnerships	(15,244,387)	(18,541,009)	(6,963,108)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 31	Series 32	Series 33

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(67,462)	(292,046)	(179,468)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(77,600)	(1,284,335)	(167,193)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	125,347	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(7,706,614)	(5,680,810)	(2,093,741)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	30,562	38,357	9,684

Cumulative impairment loss in investments in operating limited partnerships	14,021,758	14,759,194	9,101,023

Other	(341,543)	348,700	(39,291)

Equity per operating limited partnerships’ combined financial statements	$5,984,448	$7,889,060	$6,631,014

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$23,771,378	$20,689,083	$13,848,639

Acquisition costs of operating limited partnerships	2,297,255	-	-

Cumulative distributions from operating limited partnerships	(26,077)	(30,252)	(116,200)

Cumulative impairment loss in investments in operating limited partnerships	(11,601,216)	(11,273,719)	(7,216,579)

Cumulative losses from operating limited partnerships	(14,441,340)	(9,385,112)	(6,515,860)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 34	Series 35	Series 36

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(38,698)	-	(14,791)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(295,534)	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,593,961)	(2,825,313)	(1,170,643)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,464	78,017	1,370

Cumulative impairment loss in investments in operating limited partnerships	11,601,216	11,273,719	7,216,579

Other	(257,710)	19,992	(76,402)

Equity per operating limited partnerships’ combined financial statements	$6,421,777	$8,546,415	$5,956,113

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$18,424,489	$18,852,167	$16,699,847

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(202,524)	(531,129)	(224,758)

Cumulative impairment loss in investments in operating limited partnerships	(8,855,671)	(10,498,790)	(7,420,197)

Cumulative losses from operating limited partnerships	(9,366,294)	(7,822,248)	(9,054,892)

Investments in operating limited partnerships per balance sheet	-	-	-

	Series 37	Series 38	Series 39

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(155,365)	-	-

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(5,018,176)	(3,181,015)	(3,282,894)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	303,810	59,461	279,219

Cumulative impairment loss in investments in operating limited partnerships	8,855,671	10,498,790	7,420,197

Other	(8,607)	(266,828)	(71,431)

Equity per operating limited partnerships’ combined financial statements	$3,977,333	$7,110,408	$4,345,091

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$19,336,992	$17,340,487	$19,690,646

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(53,094)	(58,012)	(109,245)

Cumulative impairment loss in investments in operating limited partnerships	(10,596,325)	(6,968,657)	(10,059,798)

Cumulative losses from operating limited partnerships	(8,687,573)	(10,313,818)	(9,411,685)

Investments in operating limited partnerships per balance sheet	-	-	109,918

	Series 40	Series 41	Series 42

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(25,172)	(33,807)	(409,845)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(639,318)	(1,480,788)	(1,497,482)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	78,811	1,049	20,012

Cumulative impairment loss in investments in operating limited partnerships	10,596,325	6,968,657	10,059,798

Other	(159,009)	(221,822)	(65,078)

Equity per operating limited partnerships’ combined financial statements	$9,851,637	$5,233,289	$8,217,323

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$26,617,048	$19,381,437	$29,408,956

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	(289,277)	(49,763)	(263,099)

Cumulative impairment loss in investments in operating limited partnerships	(11,853,725)	(8,041,733)	(12,456,025)

Cumulative losses from operating limited partnerships	(13,006,138)	(10,210,723)	(11,736,285)

Investments in operating limited partnerships per balance sheet	1,467,908	1,079,218	4,953,547

	Series 43	Series 44	Series 45

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(143,165)	(255,844)	(129,725)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	-	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,834,207)	(6,568,883)	(778,586)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	2,230	28,744

Cumulative impairment loss in investments in operating limited partnerships	11,853,725	8,041,733	12,456,025

Other	(149,571)	(27,388)	(21,194)

Equity per operating limited partnerships’ combined financial statements	$11,194,690	$2,271,066	$16,508,811

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$22,323,066

Acquisition costs of operating limited partnerships	-

Cumulative distributions from operating limited partnerships	(99,585)

Cumulative impairment loss in investments in operating limited partnerships	(9,710,082)

Cumulative losses from operating limited partnerships	(6,518,052)

Investments in operating limited partnerships per balance sheet	5,995,347

Series 46

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(7,189)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A).	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	-

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594

Cumulative impairment loss in investments in operating limited partnerships	9,710,082

Other	(20,841)

Equity per operating limited partnerships’ combined financial statements	$15,681,993

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$804,332,315	$7,618,706	$6,797,230
Land	80,926,445	599,606	1,464,660
Other assets	95,869,177	1,664,413	952,337

	$981,127,937	$9,882,725	$9,214,227

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$695,075,698	$9,608,148	$8,521,356
Accounts payable and accrued expenses	34,451,133	329,159	179,419
Other liabilities	102,740,402	1,700,962	2,440,457

	832,267,233	11,638,269	11,141,232
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	126,874,565	(1,664,860)	(2,415,187)
Other partners	21,986,139	(90,684)	488,182

	148,860,704	(1,755,544)	(1,927,005)

	$981,127,937	$9,882,725	$9,214,227

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2013 are as follows:

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$9,721,998	$19,251,212	$5,598,176
Land	1,344,018	1,783,889	878,838
Other assets	1,964,231	4,399,562	825,223

	$13,030,247	$25,434,663	$7,302,237

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$11,309,139	$16,321,731	$6,832,986
Accounts payable and accrued expenses	637,925	4,039,613	145,054
Other liabilities	1,055,528	2,446,675	587,433

	13,002,592	22,808,019	7,565,473
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(692,188)	3,820,799	(498,053)
Other partners	719,843	(1,194,155)	234,817

	27,655	2,626,644	(263,236)

	$13,030,247	$25,434,663	$7,302,237

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2013 are as follows:

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$5,858,313	$20,816,786	$27,102,078
Land	467,216	2,065,095	3,322,343
Other assets	1,144,296	3,147,651	3,457,512

	$7,469,825	$26,029,532	$33,881,933

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$4,894,842	$22,267,879	$24,935,837
Accounts payable and accrued expenses	76,433	1,630,172	742,660
Other liabilities	47,680	2,463,351	5,726,429

	5,018,955	26,361,402	31,404,926
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,742,786	(892,719)	1,785,975
Other partners	(291,916)	560,849	691,032

	2,450,870	(331,870)	2,477,007

	$7,469,825	$26,029,532	$33,881,933

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2013 are as follows:

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$31,466,642	$30,182,087	$20,404,092
Land	3,621,484	2,304,757	1,352,199
Other assets	3,997,916	4,409,048	2,160,619

	$39,086,042	$36,895,892	$23,916,910

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$25,796,598	$31,239,682	$15,459,775
Accounts payable and accrued expenses	1,453,624	1,548,536	1,081,455
Other liabilities	2,659,578	6,097,567	2,599,052

	29,909,800	38,885,785	19,140,282
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,988,809	(1,863,320)	2,934,488
Other partners	(1,812,567)	(126,573)	1,842,140

	9,176,242	(1,989,893)	4,776,628

	$39,086,042	$36,895,892	$23,916,910

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2013 are as follows:

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$35,608,336	$33,741,875	$31,950,307
Land	3,396,946	2,860,802	3,784,552
Other assets	6,338,410	4,245,903	2,724,574

	$45,343,692	$40,848,580	$38,459,433

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$39,688,783	$23,703,737	$24,765,295
Accounts payable and accrued expenses	1,106,942	2,774,361	1,068,581
Other liabilities	4,006,594	3,393,544	2,423,976

	44,802,319	29,871,642	28,257,852
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,869,144	7,350,065	6,123,123
Other partners	(2,327,771)	3,626,873	4,078,458

	541,373	10,976,938	10,201,581

	$45,343,692	$40,848,580	$38,459,433

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2013 are as follows:

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$33,437,658	$33,687,421	$23,352,582
Land	4,280,809	3,572,523	2,013,180
Other assets	4,066,426	3,225,731	3,054,336

	$41,784,893	$40,485,675	$28,420,098

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$33,133,023	$21,047,359	$16,988,083
Accounts payable and accrued expenses	1,383,505	1,053,812	1,684,855
Other liabilities	5,207,301	7,923,562	726,794

	39,723,829	30,024,733	19,399,732
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	4,201,872	7,847,853	5,473,823
Other partners	(2,140,808)	2,613,089	3,546,543

	2,061,064	10,460,942	9,020,366

	$41,784,893	$40,485,675	$28,420,098

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2013 are as follows:

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$30,680,540	$21,174,700	$17,030,411
Land	2,423,561	1,581,706	1,238,488
Other assets	3,153,869	2,263,552	1,848,616

	$36,257,970	$25,019,958	$20,117,515

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$27,503,623	$16,706,809	$13,180,160
Accounts payable and accrued expenses	2,567,356	240,064	341,876
Other liabilities	6,209,057	2,719,890	2,931,884

	36,280,036	19,666,763	16,453,920
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	1,441,918	6,631,361	3,757,809
Other partners	(1,463,984)	(1,278,166)	(94,214)

	(22,066)	5,353,195	3,663,595

	$36,257,970	$25,019,958	$20,117,515

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2013 are as follows:

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$52,009,241	$62,749,098	$54,155,724
Land	5,081,041	7,916,005	7,059,765
Other assets	4,514,209	6,419,595	6,402,555

	$61,604,491	$77,084,698	$67,618,044

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$44,835,269	$59,205,981	$46,084,051
Accounts payable and accrued expenses	1,667,029	1,482,716	2,745,285
Other liabilities	6,319,795	6,264,564	5,776,778

	52,822,093	66,953,261	54,606,114
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	9,156,562	4,521,445	7,912,993
Other partners	(374,164)	5,609,992	5,098,937

	8,782,398	10,131,437	13,011,930

	$61,604,491	$77,084,698	$67,618,044

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2013 are as follows:

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$56,978,000	$40,573,656	$51,826,015
Land	6,704,151	3,130,916	4,314,836
Other assets	5,412,878	3,902,028	6,284,278

	$69,095,029	$47,606,600	$62,425,129

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$47,780,026	$41,159,992	$37,037,554
Accounts payable and accrued expenses	1,743,541	676,387	1,431,634
Other liabilities	6,746,944	6,607,924	4,603,925

	56,270,511	48,444,303	43,073,113
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	10,970,591	3,290,114	16,350,030
Other partners	1,853,927	(4,127,817)	3,001,986

	12,824,518	(837,703)	19,352,016

	$69,095,029	$47,606,600	$62,425,129

 The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2013 are as follows:

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$40,559,431
Land	2,363,059
Other assets	3,889,409

$46,811,899

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$25,067,980
Accounts payable and accrued expenses	619,139
Other liabilities	3,053,158

28,740,277
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	14,729,332
Other partners	3,342,290

18,071,622

$46,811,899

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$926,355,460	$10,155,776	$7,435,846
Land	92,169,960	839,313	1,479,930
Other assets	102,647,493	2,037,492	958,988

	$1,121,172,913	$13,032,581	$9,874,764

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$786,714,302	$12,212,275	$9,290,488
Accounts payable and accrued expenses	36,047,804	287,009	237,223
Other liabilities	115,855,204	1,510,700	2,415,769

	938,617,310	14,009,984	11,943,480
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	148,649,025	(1,025,743)	(2,627,143)
Other partners	33,906,578	48,340	558,427

	182,555,603	(977,403)	(2,068,716)

	$1,121,172,913	$13,032,581	$9,874,764

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$11,693,373	$20,247,856	$11,286,698
Land	1,491,429	1,783,889	1,434,385
Other assets	2,228,323	4,154,081	1,629,582

	$15,413,125	$26,185,826	$14,350,665

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$14,767,873	$16,539,887	$11,818,235
Accounts payable and accrued expenses	570,521	3,652,531	1,119,077
Other liabilities	1,168,419	2,510,569	1,719,236

	16,506,813	22,702,987	14,656,548
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	(1,754,027)	4,172,808	(707,987)
Other partners	660,339	(689,969)	402,104

	(1,093,688)	3,482,839	(305,883)

	$15,413,125	$26,185,826	$14,350,665

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$6,428,758	$32,793,703	$35,113,113
Land	574,158	2,736,095	4,620,843
Other assets	1,163,088	4,158,096	4,632,865

	$8,166,004	$39,687,894	$44,366,821

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$5,359,194	$33,866,714	$30,744,793
Accounts payable and accrued expenses	87,194	2,031,188	842,519
Other liabilities	49,675	4,245,607	7,053,343

	5,496,063	40,143,509	38,640,655
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	2,902,589	(794,010)	3,697,048
Other partners	(232,648)	338,395	2,029,118

	2,669,941	(455,615)	5,726,166

	$8,166,004	$39,687,894	$44,366,821

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$38,832,314	$38,929,438	$21,374,357
Land	4,789,984	2,816,806	1,352,199
Other assets	4,805,771	4,579,225	2,265,338

	$48,428,069	$46,325,469	$24,991,894

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$30,729,775	$36,131,872	$15,804,915
Accounts payable and accrued expenses	1,536,518	1,888,155	1,030,604
Other liabilities	3,164,099	5,598,855	2,590,111

	35,430,392	43,618,882	19,425,630
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	12,275,553	3,152,798	3,536,671
Other partners	722,124	(446,211)	2,029,593

	12,997,677	2,706,587	5,566,264

	$48,428,069	$46,325,469	$24,991,894

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$41,093,844	$42,317,655	$33,867,303
Land	3,922,117	2,921,802	3,784,552
Other assets	6,265,759	4,534,604	2,732,278

	$51,281,720	$49,774,061	$40,384,133

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$41,416,027	$32,091,744	$25,170,848
Accounts payable and accrued expenses	1,079,327	3,166,217	1,051,109
Other liabilities	4,801,867	3,536,003	2,578,374

	47,297,221	38,793,964	28,800,331
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	5,984,448	7,889,060	6,631,014
Other partners	(1,999,949)	3,091,037	4,952,788

	3,984,499	10,980,097	11,583,802

	$51,281,720	$49,774,061	$40,384,133

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$36,690,648	$35,320,976	$24,753,789
Land	4,488,809	3,572,523	2,013,180
Other assets	4,445,778	3,045,614	2,886,655

	$45,625,235	$41,939,113	$29,653,624

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$33,975,571	$21,130,845	$17,319,963
Accounts payable and accrued expenses	1,252,013	997,139	1,575,909
Other liabilities	5,399,661	8,062,155	650,137

	40,627,245	30,190,139	19,546,009
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	6,421,777	8,546,415	5,956,113
Other partners	(1,423,787)	3,202,559	4,151,502

	4,997,990	11,748,974	10,107,615

	$45,625,235	$41,939,113	$29,653,624

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$32,623,644	$22,273,923	$18,013,620
Land	2,423,561	1,581,706	1,238,488
Other assets	3,249,852	2,186,790	1,768,336

	$38,297,057	$26,042,419	$21,020,444

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$28,014,633	$17,019,640	$13,422,946
Accounts payable and accrued expenses	2,306,321	258,956	343,231
Other liabilities	5,733,250	2,458,570	2,675,710

	36,054,204	19,737,166	16,441,887
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	3,977,333	7,110,408	4,345,091
Other partners	(1,734,480)	(805,155)	233,466

	2,242,853	6,305,253	4,578,557

	$38,297,057	$26,042,419	$21,020,444

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$54,364,315	$65,958,262	$56,579,992
Land	5,081,041	8,000,805	7,059,765
Other assets	4,198,978	6,479,223	6,664,563

	$63,644,334	$80,438,290	$70,304,320

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$45,658,503	$61,327,803	$46,947,999
Accounts payable and accrued expenses	1,378,312	1,254,339	2,644,758
Other liabilities	6,783,138	7,521,451	6,437,492

	53,819,953	70,103,593	56,030,249
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	9,851,637	5,233,289	8,217,323
Other partners	(27,256)	5,101,408	6,056,748

	9,824,381	10,334,697	14,274,071

	$63,644,334	$80,438,290	$70,304,320

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$59,664,991	$54,857,440	$72,021,820
Land	6,704,151	6,053,669	7,041,701
Other assets	5,245,799	4,773,751	7,674,657

	$71,614,941	$65,684,860	$86,738,178

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$47,842,185	$55,297,673	$57,679,981
Accounts payable and accrued expenses	1,810,519	1,363,325	1,748,945
Other liabilities	7,744,436	9,455,928	6,907,084

	57,397,140	66,116,926	66,336,010
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	11,194,690	2,271,066	16,508,811
Other partners	3,023,111	(2,703,132)	3,893,357

	14,217,801	(432,066)	20,402,168

	$71,614,941	$65,684,860	$86,738,178

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2012 are as follows:

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$41,662,006
Land	2,363,059
Other assets	3,882,007

$47,907,072

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$25,131,920
Accounts payable and accrued expenses	534,845
Other liabilities	3,083,565

28,750,330
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund IV L.P.	15,681,993
Other partners	3,474,749

19,156,742

$47,907,072

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$162,298,910	$2,237,679	$1,824,069
Interest and other	6,084,629	86,946	15,179

	168,383,539	2,324,625	1,839,248
Expenses
Interest	33,387,199	373,068	522,766
Depreciation and amortization	47,293,084	693,878	326,104
Taxes and insurance	20,872,713	273,220	179,613
Repairs and maintenance	28,630,757	596,259	253,968
Operating expenses	59,311,990	969,622	603,582
Impairment loss	-	-	-
Other expenses	4,093,159	56,738	45,815

	193,588,902	2,962,785	1,931,848

NET INCOME (LOSS)	$(25,205,363)	$(638,160)	$(92,600)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(18,485,088)	$(366,227)	$(98,321)

Net income (loss) allocated to other partners	$(6,720,275)	$(271,933)	$5,721

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

	Series 22	Series 23	Series 24
Revenue
Rent	$2,477,250	$4,435,882	$1,636,612
Interest and other	73,964	163,448	30,368

	2,551,214	4,599,330	1,666,980
Expenses
Interest	496,594	795,239	245,476
Depreciation and amortization	558,497	1,158,287	503,096
Taxes and insurance	382,939	644,328	217,169
Repairs and maintenance	629,883	944,241	351,054
Operating expenses	777,142	1,743,795	640,559
Impairment loss	-	-	-
Other expenses	73,572	76,533	23,919

	2,918,627	5,362,423	1,981,273

NET INCOME (LOSS)	$(367,413)	$(763,093)	$(314,293)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(264,711)	$(361,723)	$(241,279)

Net income (loss) allocated to other partners	$(102,702)	$(401,370)	$(73,014)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

	Series 25	Series 26	Series 27
Revenue
Rent	$1,262,550	$4,790,165	$6,040,191
Interest and other	22,841	169,267	158,902

	1,285,391	4,959,432	6,199,093
Expenses
Interest	171,813	716,630	1,151,459
Depreciation and amortization	246,603	1,466,667	1,673,915
Taxes and insurance	125,928	672,261	669,786
Repairs and maintenance	238,246	1,143,771	973,244
Operating expenses	443,788	1,868,618	1,840,267
Impairment loss	-	-	-
Other expenses	20,949	123,014	195,226

	1,247,327	5,990,961	6,503,897

NET INCOME (LOSS)	$38,064	$(1,031,529)	$(304,804)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(43,041)	$(842,204)	$(277,730)

Net income (loss) allocated to other partners	$81,105	$(189,325)	$(27,074)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

	Series 28	Series 29	Series 30
Revenue
Rent	$7,997,536	$6,399,091	$5,127,821
Interest and other	191,608	279,731	170,948

	8,189,144	6,678,822	5,298,769
Expenses
Interest	994,517	1,216,242	551,540
Depreciation and amortization	2,111,756	2,078,912	1,202,369
Taxes and insurance	973,644	952,282	609,014
Repairs and maintenance	1,506,121	991,855	1,071,737
Operating expenses	2,953,257	2,645,977	2,573,560
Impairment loss	-	-	-
Other expenses	167,721	96,260	61,971

	8,707,016	7,981,528	6,070,191

NET INCOME (LOSS)	$(517,872)	$(1,302,706)	$(771,422)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(953,311)	$(1,065,191)	$(621,294)

Net income (loss) allocated to other partners	$435,439	$(237,515)	$(150,128)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

	Series 31	Series 32	Series 33
Revenue
Rent	$9,574,095	$6,508,476	$6,345,248
Interest and other	473,966	219,944	258,319

	10,048,061	6,728,420	6,603,567
Expenses
Interest	1,133,836	1,258,641	1,154,157
Depreciation and amortization	2,678,740	2,463,661	2,147,969
Taxes and insurance	1,450,339	845,962	894,942
Repairs and maintenance	1,457,335	1,009,687	731,636
Operating expenses	3,634,252	2,495,964	2,880,503
Impairment loss	-	-	-
Other expenses	647,743	481,906	166,042

	11,002,245	8,555,821	7,975,249

NET INCOME (LOSS)	$(954,184)	$(1,827,401)	$(1,371,682)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,155,732)	$(1,433,129)	$(566,103)

Net income (loss) allocated to other partners	$201,548	$(394,272)	$(805,579)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

	Series 34	Series 35	Series 36
Revenue
Rent	$7,029,164	$6,475,964	$4,744,459
Interest and other	280,275	198,981	125,527

	7,309,439	6,674,945	4,869,986
Expenses
Interest	1,042,365	1,402,582	958,450
Depreciation and amortization	2,602,919	2,005,105	1,518,135
Taxes and insurance	1,040,409	860,037	660,902
Repairs and maintenance	975,500	1,064,089	697,438
Operating expenses	3,358,381	2,314,187	1,835,337
Impairment loss	-	-	-
Other expenses	71,056	70,908	75,054

	9,090,630	7,716,908	5,745,316

NET INCOME (LOSS)	$(1,781,191)	$(1,041,963)	$(875,330)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,227,938)	$(688,552)	$(489,323)

Net income (loss) allocated to other partners	$(553,253)	$(353,411)	$(386,007)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

	Series 37	Series 38	Series 39
Revenue
Rent	$5,733,586	$4,541,271	$3,579,382
Interest and other	234,903	181,334	223,143

	5,968,489	4,722,605	3,802,525
Expenses
Interest	1,033,729	969,147	762,859
Depreciation and amortization	2,115,278	1,180,606	1,044,496
Taxes and insurance	965,919	576,518	450,988
Repairs and maintenance	924,582	792,059	616,711
Operating expenses	2,758,869	1,772,891	1,611,348
Impairment loss	-	-	-
Other expenses	138,964	107,940	144,684

	7,937,341	5,399,161	4,631,086

NET INCOME (LOSS)	$(1,968,852)	$(676,556)	$(828,561)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,423,309)	$(447,771)	$(594,093)

Net income (loss) allocated to other partners	$(545,543)	$(228,785)	$(234,468)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

	Series 40	Series 41	Series 42
Revenue
Rent	$9,759,272	$12,055,887	$10,535,566
Interest and other	432,340	466,528	338,914

	10,191,612	12,522,415	10,874,480
Expenses
Interest	3,077,212	3,476,503	2,513,476
Depreciation and amortization	2,580,262	2,982,256	2,809,331
Taxes and insurance	1,426,929	1,463,591	1,142,938
Repairs and maintenance	1,443,089	1,907,833	1,901,477
Operating expenses	2,649,473	2,996,818	3,268,203
Impairment loss	-	-	-
Other expenses	119,822	287,945	294,006

	11,296,787	13,114,946	11,929,431

NET INCOME (LOSS)	$(1,105,175)	$(592,531)	$(1,054,951)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(726,480)	$(621,885)	$(894,568)

Net income (loss) allocated to other partners	$(378,695)	$29,354	$(160,383)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

	Series 43	Series 44	Series 45
Revenue
Rent	$9,974,760	$7,332,990	$8,074,526
Interest and other	393,335	261,044	311,152

	10,368,095	7,594,034	8,385,678
Expenses
Interest	2,280,961	2,169,441	1,550,152
Depreciation and amortization	3,048,910	2,040,636	2,509,590
Taxes and insurance	1,004,171	552,748	1,047,218
Repairs and maintenance	1,927,314	1,391,438	1,790,623
Operating expenses	3,343,630	2,418,295	2,837,621
Impairment loss	-	-	-
Other expenses	193,811	95,028	207,293

	11,798,797	8,667,586	9,942,497

NET INCOME (LOSS)	$(1,430,702)	$(1,073,552)	$(1,556,819)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(816,218)	$(602,519)	$(723,969)

Net income (loss) allocated to other partners	$(614,484)	$(471,033)	$(832,850)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2013 are as follows:

Series 46
Revenue
Rent	$5,805,418
Interest and other	321,722

6,127,140
Expenses
Interest	1,368,344
Depreciation and amortization	1,545,106
Taxes and insurance	788,918
Repairs and maintenance	1,299,567
Operating expenses	2,076,051
Impairment loss	-
Other expenses	49,239

7,127,225

NET INCOME (LOSS)	$(1,000,085)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(938,467)

Net income (loss) allocated to other partners	$(61,618)

*
Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

	Total	Series 20	Series 21
Revenue
Rent	$177,121,285	$3,184,095	$1,899,543
Interest and other	6,664,987	82,941	26,035

	183,786,272	3,267,036	1,925,578
Expenses
Interest	38,941,394	466,702	558,013
Depreciation and amortization	51,957,361	833,519	364,116
Taxes and insurance	21,692,015	369,926	212,056
Repairs and maintenance	30,845,127	725,213	295,363
Operating expenses	63,854,366	1,085,217	525,305
Impairment loss	3,256,264	-	-
Other expenses	4,877,397	82,619	58,488

	215,423,924	3,563,196	2,013,341

NET INCOME (LOSS)	$(31,637,652)	$(296,160)	$(87,763)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(23,592,748)	$(220,356)	$(86,888)

Net income (loss) allocated to other partners	$(8,044,904)	$(75,804)	$(875)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

	Series 22	Series 23	Series 24
Revenue
Rent	$2,790,949	$4,449,155	$2,921,646
Interest and other	115,557	682,242	48,728

	2,906,506	5,131,397	2,970,374
Expenses
Interest	616,699	855,738	484,029
Depreciation and amortization	687,204	1,108,148	823,333
Taxes and insurance	415,308	605,947	355,178
Repairs and maintenance	608,483	959,801	626,544
Operating expenses	865,090	1,623,908	1,235,535
Impairment loss	-	-	-
Other expenses	80,902	77,277	32,348

	3,273,686	5,230,819	3,556,967

NET INCOME (LOSS)	$(367,180)	$(99,422)	$(586,593)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(159,268)	$(178,090)	$(428,611)

Net income (loss) allocated to other partners	$(207,912)	$78,668	$(157,982)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

	Series 25	Series 26	Series 27
Revenue
Rent	$1,292,260	$7,059,713	$7,763,100
Interest and other	62,091	276,452	138,723

	1,354,351	7,336,165	7,901,823
Expenses
Interest	228,093	1,298,067	1,614,202
Depreciation and amortization	297,500	1,958,890	2,051,886
Taxes and insurance	136,078	1,092,240	857,168
Repairs and maintenance	253,084	1,325,248	1,232,293
Operating expenses	543,537	2,680,092	2,275,198
Impairment loss	-	-	-
Other expenses	21,995	138,428	331,056

	1,480,287	8,492,965	8,361,803

NET INCOME (LOSS)	$(125,936)	$(1,156,800)	$(459,980)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(130,543)	$(900,257)	$(262,813)

Net income (loss) allocated to other partners	$4,607	$(256,543)	$(197,167)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

	Series 28	Series 29	Series 30
Revenue
Rent	$9,549,364	$7,665,813	$5,009,216
Interest and other	217,120	299,284	146,020

	9,766,484	7,965,097	5,155,236
Expenses
Interest	1,529,272	1,495,218	591,825
Depreciation and amortization	2,410,366	2,577,574	1,220,215
Taxes and insurance	1,150,108	1,018,811	560,768
Repairs and maintenance	1,587,459	1,309,363	1,038,133
Operating expenses	3,313,014	3,148,497	2,435,214
Impairment loss	-	-	-
Other expenses	277,850	156,782	99,834

	10,268,069	9,706,245	5,945,989

NET INCOME (LOSS)	$(501,585)	$(1,741,148)	$(790,753)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(888,944)	$(1,439,168)	$(680,994)

Net income (loss) allocated to other partners	$387,359	$(301,980)	$(109,759)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

	Series 31	Series 32	Series 33
Revenue
Rent	$9,949,808	$7,634,347	$6,123,803
Interest and other	424,427	254,253	242,562

	10,374,235	7,888,600	6,366,365
Expenses
Interest	1,342,653	1,606,959	1,188,867
Depreciation and amortization	2,803,462	2,728,955	2,132,318
Taxes and insurance	1,377,668	1,019,354	729,103
Repairs and maintenance	1,633,151	1,255,596	801,421
Operating expenses	3,766,388	2,737,950	2,887,400
Impairment loss	-	-	-
Other expenses	1,224,406	461,099	187,942

	12,147,728	9,809,913	7,927,051

NET INCOME (LOSS)	$(1,773,493)	$(1,921,313)	$(1,560,686)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(2,070,330)	$(1,389,322)	$(615,022)

Net income (loss) allocated to other partners	$296,837	$(531,991)	$(945,664)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

	Series 34	Series 35	Series 36
Revenue
Rent	$7,125,743	$6,236,019	$4,646,529
Interest and other	251,321	188,184	119,673

	7,377,064	6,424,203	4,766,202
Expenses
Interest	1,108,317	1,446,772	979,761
Depreciation and amortization	2,649,406	2,007,389	1,519,627
Taxes and insurance	920,389	806,853	576,269
Repairs and maintenance	985,148	1,045,890	629,919
Operating expenses	3,432,032	2,292,709	1,859,376
Impairment loss	-	-	-
Other expenses	73,816	70,597	79,706

	9,169,108	7,670,210	5,644,658

NET INCOME (LOSS)	$(1,792,044)	$(1,246,007)	$(878,456)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,312,415)	$(767,266)	$(478,049)

Net income (loss) allocated to other partners	$(479,629)	$(478,741)	$(400,407)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

	Series 37	Series 38	Series 39
Revenue
Rent	$5,671,145	$4,468,299	$3,493,551
Interest and other	241,035	198,322	230,400

	5,912,180	4,666,621	3,723,951
Expenses
Interest	935,342	997,278	782,342
Depreciation and amortization	2,163,933	1,186,607	1,062,080
Taxes and insurance	864,109	586,193	422,979
Repairs and maintenance	980,595	789,296	722,798
Operating expenses	2,837,748	1,664,967	1,533,442
Impairment loss	-	-	-
Other expenses	94,258	134,556	168,293

	7,875,985	5,358,897	4,691,934

NET INCOME (LOSS)	$(1,963,805)	$(692,276)	$(967,983)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(1,554,735)	$(470,966)	$(696,905)

Net income (loss) allocated to other partners	$(409,070)	$(221,310)	$(271,078)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

	Series 40	Series 41	Series 42
Revenue
Rent	$9,759,763	$12,085,189	$10,464,730
Interest and other	406,345	406,373	314,315

	10,166,108	12,491,562	10,779,045
Expenses
Interest	3,065,470	3,564,669	2,561,019
Depreciation and amortization	2,559,496	3,109,213	2,953,899
Taxes and insurance	1,337,080	1,389,326	989,132
Repairs and maintenance	1,510,497	1,876,465	1,903,921
Operating expenses	2,606,942	3,067,800	3,185,289
Impairment loss	-	-	-
Other expenses	168,243	209,349	164,945

	11,247,728	13,216,822	11,758,205

NET INCOME (LOSS)	$(1,081,620)	$(725,260)	$(979,160)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(564,539)	$(648,068)	$(906,635)

Net income (loss) allocated to other partners	$(517,081)	$(77,192)	$(72,525)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

	Series 43	Series 44	Series 45
Revenue
Rent	$9,746,620	$9,363,405	$11,006,877
Interest and other	386,064	298,125	393,017

	10,132,684	9,661,530	11,399,894
Expenses
Interest	2,383,554	3,215,927	2,670,928
Depreciation and amortization	3,156,153	2,832,942	3,244,996
Taxes and insurance	952,266	908,796	1,344,030
Repairs and maintenance	1,749,546	1,867,320	2,096,510
Operating expenses	3,214,566	3,125,238	3,950,971
Impairment loss	-	3,256,264	-
Other expenses	147,196	97,173	188,513

	11,603,281	15,303,660	13,495,948

NET INCOME (LOSS)	$(1,470,597)	$(5,642,130)	$(2,096,054)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(459,909)	$(4,425,568)	$(1,271,775)

Net income (loss) allocated to other partners	$(1,010,688)	$(1,216,562)	$(824,279)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2012 are as follows:

Series 46
Revenue
Rent	$5,760,603
Interest and other	215,378

5,975,981
Expenses
Interest	1,353,678
Depreciation and amortization	1,514,134
Taxes and insurance	694,880
Repairs and maintenance	1,036,070
Operating expenses	1,960,941
Impairment loss	-
Other expenses	49,726

6,609,429

NET INCOME (LOSS)	$(633,448)

Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P. *	$(585,312)

Net income (loss) allocated to other partners	$(48,136)

*
Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.